Earning per unit and cash distributions (Tables)	9 Months Ended
Sep. 30, 2020
Earning per unit and cash distributions
Schedule of calculation of basic and diluted earnings per unit

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars, except per unit numbers)	2020	2019	2020	2019
Net income	$19,475	$13,704	$44,631	$33,995
Adjustment for:
Preferred unitholders’ interest in net income	3,681	3,482	11,017	10,224
Limited partners’ interest in net income	15,794	10,222	33,614	23,771
Less: Dividends paid or to be paid (1)	(15,052)	(15,036)	(45,143)	(45,104)
Under (over) distributed earnings	742	(4,814)	(11,529)	(21,333)
Under (over) distributed earnings attributable to:
Common units public	402	(2,606)	(6,246)	(11,549)
Common units Höegh LNG	340	(2,208)	(5,283)	(3,251)
Subordinated units Höegh LNG (4)	—	—	—	(6,533)
	742	(4,814)	(11,529)	(21,333)
Basic weighted average units outstanding (in thousands)
Common units public	18,031	18,009	18,030	17,977
Common units Höegh LNG	15,257	8,536	15,257	4,270
Subordinated units Höegh LNG (4)	—	6,721	—	10,987

Diluted weighted average units outstanding (in thousands)
Common units public	18,037	18,030	18,037	17,993
Common units Höegh LNG	15,257	8,536	15,257	4,270
Subordinated units Höegh LNG (4)	—	6,721	—	10,987

Basic earnings per unit (2):
Common unit public	$0.46	$0.30	$0.97	$0.68
Common unit Höegh LNG (3)	$0.49	$0.57	$1.05	$1.36
Subordinated unit Höegh LNG (3) (4)	$—	$—	$—	$0.52

Diluted earnings per unit (2):
Common unit public	$0.46	$0.29	$0.97	$0.68
Common unit Höegh LNG (3)	$0.49	$0.57	$1.05	$1.36
Subordinated unit Höegh LNG (3) (4)	$—	$—	$—	$0.52
(1)	Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period and is based the number of units outstanding at the period end.
(2)	Effective March 26, 2020, granted 8,100 phantom units to the CEO/CFO of the Partnership, one-third of such phantom units vest as of November 30, 2021, 2022 and 2023, respectively. Effective March 21, 2019, granted 10,917 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective March 23, 2018, the Partnership granted 14,584 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. On September 14, 2018, the plan was amended to extend the terms and conditions of unvested units for the grants effective March 23, 2017 and June 3, 2016 of the then-serving CEO/CFO that resigned as CEO/CFO of the Partnership. The phantom units impact the diluted weighted average units outstanding. As a result of the resignation of the CEO/CFO of the Partnership in August 2020, a total of 15,378 of the unvested phantom units terminated.
(3)	Includes total amounts attributable to incentive distributions rights of $400 and $1,198 for the three and nine months ended September 30, 2020, respectively. For the three and nine months ended September 30, 2020, the full amount was attributable to common units owned by Höegh LNG. For the three and nine months ended September 30, 2019, respectively, $399 and $509 were attributed to common units owned by Höegh LNG. Total amounts attributable to incentive distributions rights of $688 for the nine months ended September 30, 2019 was attributed to subordinated units owned by Höegh LNG.
(4)	On August 16, 2019, all subordinated units converted into common units on a one-for-one basis.